Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 8,352	$ 8,700
Claims receivable	9,822	11,078
Prepaid other taxes	4,279	3,664
Advances for working capital purposes	4,486	0
Other	1,957	700
Total prepaid expenses and other current assets	$ 28,896	$ 24,142